Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash and cash equivalents.
Cash on hand		¥ 309	¥ 30
Cash at bank		36,827	71,857
Cash held at a related party finance entity	[1]	223,548	740,733
Total		¥ 260,684	¥ 812,620	¥ 77,801	¥ 291,011

[1]	As of June 30, 2018 and 2019, the Group has cash held at a related party finance entity of RMB740,733 and RMB223,548, respectively. During the year ended June 30, 2018, net amount of RMB679,018 were placed with Hailiang Finance. During the years ended June 30, 2017 and 2019, net amount of RMB109,998 and RMB517,185 were withdrawn from Hailiang Finance, respectively. The cash held at a related party finance entity is held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time.During the years ended June 30, 2017, 2018 and 2019, term deposits of RMB1,953,600, RMB204,000 and RMB4,709,697 were placed with Hailiang Finance, and RMB1,552,600, RMB401,000 and RMB3,526,603 were matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows.As of June 30, 2018 and 2019, the Group has term deposits with maturities ranging from three months to one year amounting to RMB204,000 and RMB1,387,094 that are placed at Hailiang Finance, respectively.The interest income from the deposits during the years ended June 30, 2017, 2018 and 2019 amounted to RMB5,847, RMB11,464 and RMB24,313, respectively. Interest receivable as of June 30, 2018 and 2019 amounted to RMB1,038 and RMB4,916 respectively.